Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Development of Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost [Member]
Cost
Beginning balance	€ 33,067	€ 33,315
Additions	399	445
Disposals	(11)	(692)
Ending balance	33,456	33,067
Cost [Member] | Internally generated assets [Member]
Cost
Beginning balance	32,261	32,610
Additions	349	344
Disposals		(692)
Ending balance	32,610	32,261
Cost [Member] | Software [Member]
Cost
Beginning balance	806	705
Additions	50	101
Disposals	(11)
Ending balance	845	806
Amortization [Member]
Cost
Beginning balance	(12,538)	(8,274)
Additions	(8,018)	(4,264)
Disposals	11
Ending balance	(20,546)	(12,538)
Amortization [Member] | Internally generated assets [Member]
Cost
Beginning balance	(11,928)	(7,818)
Additions	(7,887)	(4,111)
Disposals
Ending balance	(19,815)	(11,928)
Amortization [Member] | Software [Member]
Cost
Beginning balance	(610)	(457)
Additions	(131)	(153)
Disposals	11
Ending balance	(731)	(610)
Carrying amounts [Member]
Cost
Beginning balance	20,529	25,041
Ending balance	12,910	20,529
Carrying amounts [Member] | Internally generated assets [Member]
Cost
Beginning balance	20,333	24,793
Ending balance	12,795	20,333
Carrying amounts [Member] | Software [Member]
Cost
Beginning balance	196	248
Ending balance	€ 114	€ 196